ACQUISITIONS (Details 12) - USD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2015	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Tianjin Hedong Dongrun
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 3,032
Acquisition-related costs	0
Net tangible assets:
Current assets	141
Non-current assets	634
Current liabilities	(90)
Total	685
Goodwill	2,099
Deferred tax liability	(279)
Total	2,347
Total consideration	3,032
Net revenue		30
Net loss		$ 47
iKang Tianjin Hedong Dongrun | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 479
Estimated useful lives	5 years
iKang Tianjin Hedong Dongrun | Operating license
Net tangible assets:
Intangible assets acquired	$ 48
Estimated useful lives	1 year 4 months 24 days